Income Tax:	12 Months Ended
Dec. 31, 2017
Income Tax: [Abstract]
Income Tax:

Note 12.    Income Tax:

        On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") which makes broad and complex changes to the U.S. tax code. The Tax Act establishes new tax laws that will affect 2017 and later years, including, but not limited to, a reduction of the U.S. federal corporate tax rate from 35% to 21% beginning in 2018. As a result of the reduction of the rate, we have revalued our net deferred tax liability as of December 31, 2017.  Based on this revaluation, we have reduced our U.S. deferred tax assets and liabilities and recorded a deferred income tax expense for the year ended December 31, 2017.

Income tax expense (benefit) for the years ended December 31, 2017 and 2016 differs from the amount that would result from applying Canadian tax rates to net income (loss) before taxes. These differences result from the items noted below:

	2017		2016
	Amount	%	Amount	%
Income tax expense (benefit) based on Canadian tax rates	$ 31,146,013	25	$ (5,386,423)	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	16,872,781	14	(248,385)	1
Non-deductible expenses	3,581,209	3	1,040,629	(5)
Withholding tax	2,000,265	1	-
Change in valuation allowance and other	(18,527,094)	(15)	4,594,179	(21)
	$ 35,073,174	27	$ -	-

The Company recorded income tax expense of $35.1 million and NIL for the years ended December 31, 2017 and 2016, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
Deferred income tax assets
Net operating loss carry forwards	$35,964,366	$46,962,497
Property, Plant and Equipment	3,227,745	3,227,610
Capital loss carry forwards	1,478,385	15,411
Other	204,209	330,882
	40,874,705	50,536,400
Valuation allowance	(40,662,538)	(50,536,400)
	$212,167	$-

Deferred income tax liabilities
Cash held in trust	(18,614,650)	-
Net deferred income tax liability	$(18,402,483)	$-

At December 31, 2017, we had the following Canadian tax loss carry forwards:

Expires
$2,087,825	2026
3,874,732	2027
14,768,712	2028
13,996,418	2029
17,291,796	2030
19,362,808	2031
5,617,369	2032
7,223,755	2033
10,407,364	2034
13,507,936	2035
16,060,511	2036
19,658,239	2037
$143,857,465

At December 31, 2017, the Company has approximately $52.4 million in U.S tax loss carryforwards which have been fully utilized in the calculation of current income tax expense.